Investment Strategy	Oct. 31, 2025
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | Neuberger Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests at least 80% of its net assets in debt and other instruments of issuers that are tied economically to emerging market countries and are denominated in hard currencies and other investments that provide investment exposure to such debt instruments. These include debt instruments of issuers that are based in emerging markets or that receive the majority of revenue from emerging markets, in debt or derivative instruments where the underlying risk or ultimate risk is on such an emerging market issuer, or in debt or derivative instruments where the currency of risk is an emerging market currency. In determining where an issuer of a security is based, the Portfolio Managers may consider such factors as where the company is legally organized, maintains its principal corporate offices and/or conducts its principal operations. The Fund considers emerging market countries to be countries included in the J.P. Morgan Emerging Markets Bond Index - Global Diversified, the J.P. Morgan Corporate Emerging Markets Bond Index - Diversified, the J.P. Morgan Emerging Local Markets
Index or the J.P. Morgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as High Income Organization for Economic Cooperation and Development (OECD) member countries by the World Bank.
The Fund considers “hard currencies” to be globally traded currencies of industrialized countries, including the U.S. dollar, euro or any currency of a nation in the G-7 (U.S., Japan, Germany, Italy, the United Kingdom, France and Canada). The Fund may also invest up to 10% of its net assets in debt and other instruments that are denominated in the local currency of the issuer.
The Fund may invest in sovereign, supranational, quasi-sovereign (i.e., securities of issuers that are directly or indirectly wholly-owned by the government or that are explicitly guaranteed by the government) and corporate issuers. These investments may be of any maturity, duration and credit rating (including, without limit, investments in below investment grade securities commonly known as “junk bonds”). The Fund may invest in or continue to hold securities that the Portfolio Managers believe have ratings or other factors that imply an imminent risk of default or that are in default or have defaulted with respect to the payment of interest or repayment of principal, depending on the Portfolio Managers’ evaluation of the investment opportunity. The Fund also may invest a large percentage of its net assets in issuers in a single country or geographic region.
The Portfolio Managers implement a systematic and disciplined framework for analyzing sovereign and corporate debt securities. The investment decisions made by the Portfolio Managers rely on fundamental analysis and total return expectations in an effort to identify undervalued and overvalued securities and exploit investment opportunities.
The Portfolio Managers seek to anticipate yield, spread and currency movements in response to:
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Economic conditions;
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Region, country and sector fundamentals;
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environmental, social and governance factors; and
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Issuer specific financial performance and other issuer specific factors.
The Portfolio Managers seek to identify investment opportunities in emerging market countries by comparing their analysis of each country’s macroeconomic data and qualitative fundamentals (such as political stability) against market expectations for that country measured primarily by credit spreads. The Portfolio Managers invest in individual issuers based on their relative financial performance and other issuer-specific factors as well as the Portfolio Managers’ evaluation of inefficiencies in the markets where the issuer is located that the Portfolio Managers believe result in attractive valuations. As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific environmental, social and governance factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund may invest in debt instruments of all types. These may include, without limitation, bonds, debentures, notes, convertible securities, loans and related assignments and participations, restricted securities, and money market instruments, including money market funds, denominated in U.S. dollars or other hard currencies. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), if the investment companies invest principally in the types of investments in which the Fund may invest directly.
The Fund may utilize derivatives of all types, without limitation, including futures and forward contracts (including contracts related to currencies), swap agreements (including total return, interest rate, and credit default swaps), options, and other related or synthetic instruments with respect to individual bonds and other instruments, indices and baskets of securities, interest rates and currencies, and structured notes as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, as well as to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities, a practice that may introduce leverage into the Fund. The Portfolio Managers may choose not to hedge the Fund's positions. The Fund may also invest directly in foreign currencies for hedging risk and/or investment purposes.
In an effort to achieve its goal, the Fund may engage in active and frequent trading.
The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt and other instruments of issuers that are tied economically to emerging market countries and are denominated in hard currencies and other investments that provide investment exposure to such debt instruments. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Neuberger Energy Transition & Infrastructure ETF (NBET) | Neuberger Energy Transition & Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies.
The Fund invests a significant portion of its assets in energy transition companies, which it considers to be those companies operating energy infrastructure assets such as pipelines or renewable energy production, utilities, publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”), MLPs that are taxed as C-corporations, MLP affiliates, such as midstream C-corporations, (“MLP affiliates”), and companies that derive the majority of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission, and petroleum and natural gas storage in the petroleum, natural gas, and power generation industries. The Fund may also invest in growth-oriented utilities and power companies, as well as utility-scale renewable energy infrastructure companies, such as companies involved with solar farms, wind farms, hydro power and nuclear power, and companies that operate in any aspect of the utilities, renewable and natural resources industries and sectors. These may include companies involved in exploration and production of natural resources, refining and marketing of natural resources, coal and metals mining, oilfield services, drilling, integrated natural gas midstream services, transportation and storage of natural resources, shipping, chemicals, electricity generation and distribution, and renewable resources.
The balance of the Fund’s assets that satisfy the 80% test above will be invested in infrastructure companies, which it considers to be companies that own, operate, or are involved in the development, production, distribution, transportation, or servicing of industrial materials (including electrical equipment, machinery, chemicals, construction materials and equipment, steel, and timber), energy (including pipelines, natural gas and liquefied natural gas exports), utilities, clean energy and renewable energy (including power generators, equipment suppliers, electric utilities and multi-utilities), real estate investments (including warehouses, water, sewer and logistical facilities), and telecommunication networks (including cell towers, data centers and internet providers).
The Fund may invest in companies of any market capitalization, credit quality, industry or sector. Although energy transition and infrastructure companies may be found in any industry or sector, the Fund will concentrate its investments in companies operating in the oil, gas and consumable fuels industry. The Fund may also directly invest up to 25% of its total assets in equity securities of certain MLPs treated as publicly-traded partnerships.
The Fund may invest in both U.S. and foreign companies, including securities denominated in a non-U.S. currency, depositary receipts and securities and other instruments issued by U.S. and Canadian income and royalty trusts (i.e., trusts that receive pass-through tax treatment and are typically involved in oil and gas production). The Fund may also invest in other investment companies and money market funds. The Fund also may invest up to 20% of its net assets in securities that are not energy transition or infrastructure related, such as common and preferred equity securities.
The Portfolio Managers utilize proprietary research and fundamental quantitative and qualitative analysis in identifying investment opportunities for the Fund. The Portfolio Managers seek to identify energy transition and infrastructure companies that they believe have one or more of the following: a history of increasing distributions, stable and reliable cash flows and transparency into future earnings potential, strong financials, management teams that demonstrate visibility in cash flows for equity holders, low correlation to commodity prices, and multi-year contracts that typically charge flat inflation adjusted fees to produce steady payments. While the Fund currently expects to emphasize midstream investments, the Fund may invest in other areas of the natural resources industry (including companies engaged in “upstream” or “downstream” production activities) or in non-energy or energy-related securities. “Midstream investments” generally include companies primarily engaged in activities such as the transportation (including marine), storage, gathering, and processing, distributing or marketing of natural resources. “Upstream” production activities generally include the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids and other resources. “Downstream” production activities generally include the refining and distribution of natural gas liquids and crude oil and other resources.
The Portfolio Managers follow a disciplined selling strategy and may sell a position for a variety of reasons, including if a company fails to perform as expected, exhibits deteriorating fundamentals, to accommodate a more compelling investment opportunity, if the Portfolio Managers deem a position to be overvalued or when there are changes to macroeconomic factors, markets, sectors and/or the company that would alter the Portfolio Managers’ assumptions about the company. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
The Fund will not change its strategy of normally investing at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of energy transition companies and infrastructure companies without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	Although energy transition and infrastructure companies may be found in any industry or sector, the Fund will concentrate its investments in companies operating in the oil, gas and consumable fuels industry.
Neuberger Flexible Credit Income ETF (NBFC) | Neuberger Flexible Credit Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund invests at least 80% of its net assets in credit instruments, including derivative instruments and other investment companies that provide investment exposure to credit instruments. The Fund defines credit instruments to include a broad array of debt securities including the following: corporate and sovereign bonds; securitized instruments including mortgage-backed and other asset-backed securities and credit risk transfer assets (unsecured general obligations of government sponsored enterprises); municipal securities; collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); loans; tender option bonds (which are municipal bonds deposited into a trust or special purpose vehicles that issues two classes of certificates - floating rate certificates and residual income certificates (or inverse floaters)), convertible securities, contingent convertible securities, restricted securities and hybrid and preferred securities. Securities in which the Fund may invest may be issued by domestic and foreign issuers, including emerging markets issuers, domestic and foreign governments, including securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, supranational entities (e.g. World Bank, IMF), corporate entities and trusts and may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest from the time of issuance. The Fund may also hold cash and other short-term securities. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”).
The Fund may invest in securities across the credit spectrum, including investment grade securities, below investment grade securities and unrated securities, and may invest without limit in below investment grade securities (commonly known as “junk bonds”). The Fund considers securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not typically invest in distressed securities, including those that are in default, as part of its principal investment strategy but may do so from time to time. In addition, if a security becomes distressed or goes into default, the Fund may continue to hold that security.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to currencies, interest rates, inflation, sectors and individual issuers. These derivative instruments may include futures, forwards, including forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps, options on futures and options on interest rate swaps, otherwise known as swaptions.
While the Fund may invest without limit in foreign securities, including emerging market securities, which may be denominated in any currency including the local currency of the issuer, the Fund will typically not invest more than 40% of its total assets at the time of investment in foreign securities, although the Fund may do so depending on market conditions.
The Fund may invest in credit instruments of any maturity and while the Fund does not have a target average duration, under normal market conditions, the Portfolio Managers anticipate that the Fund’s average duration will be between two and eight years. In an effort to achieve its goal, the Fund may engage in active and frequent trading.
Investment Philosophy and Process
The Portfolio Managers’ investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the strengths of its fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Portfolio Managers employ an integrated investment process in managing the Fund.
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Portfolio Strategy: The Portfolio Managers establish an asset allocation framework for the Fund which determines the specific sector allocations (e.g., high yield, investment grade, securitized assets, government, emerging markets debt, bank loans) for the Fund with the objective of capturing the best relative value among different sectors. The inputs to the asset allocation framework include both quantitative and qualitative factors, including the macroeconomic views of the Portfolio Managers, current market conditions, the Portfolio Managers’ assessment of sector valuations, credit analysis, duration/yield curve positioning, current exposures to sectors, countries and currencies, and the Portfolio Managers’ assessment of macro-opportunities. The Portfolio Managers’ asset allocation framework is dynamic and allocation adjustments are made by the Portfolio Managers’ based on an assessment of the changes in the quantitative and qualitative factors.
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Strategy Implementation: Once the Portfolio Managers establish an asset allocation framework for the Fund, the Portfolio Managers select securities within each sector allocation by employing bottom-up security analysis utilizing the research generated by the internal credit research teams that are specialists in particular sectors based on, among other things, an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning.
The investment process utilizes both third-party data as well as internally generated data, including those produced by internal credit research teams that are specialists in particular sectors. Research generated by the internal credit research teams is derived from a variety of sources (e.g., financial and economic data, company disclosed data, market data, discussions with company management). As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific environmental, social and governance factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment or the market changes (e.g. where the outlook suggests a security is overvalued by the market).
The Fund will not change its strategy of normally investing at least 80% of its net assets in credit instruments, including derivative instruments that provide investment exposure to credit instruments, and other investment companies that provide investment exposure to such credit instruments, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Neuberger Short Duration Income ETF (NBSD) | Neuberger Short Duration Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goals, the Fund invests at least 80% of its net assets in fixed and floating rate investment-grade bonds and other debt securities issued by domestic and foreign governments, corporate entities, and trusts. These may include mortgage- and asset-backed securities, collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”), and credit risk transfer securities. The Fund considers debt securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.
The Portfolio Managers monitor market and industry trends and consider a combination of proprietary and third-party qualitative and quantitative factors. Internally generated data is produced by specialty sector investment teams and is derived from a variety of sources (e.g., financial and economic data, company disclosed data, market data, discussions with company management), which informs asset allocation decisions. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund’s exposure in those sectors and decrease exposure in other sectors. The Portfolio
Managers look for securities that appear under-priced compared to securities of similar structure and credit quality. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment or the market changes.
To enhance yield and add diversification, the Fund may invest up to 20% of its net assets in securities that are below investment grade (commonly known as “junk bonds”). In choosing lower-rated securities, the Portfolio Managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions.
The Fund may invest in foreign securities, including obligations of issuers in emerging market countries, denominated in any currency, but the Fund normally will not invest more than 20% of its total assets at the time of investment in non-US dollar denominated securities. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as High Income Organization for Economic Cooperation and Development (OECD) member countries by the World Bank.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to interest rates, currencies, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps.
The Fund may also invest a significant amount of its assets in U.S. Treasury securities or other money market instruments depending on market conditions. Additionally, the Fund may invest in restricted securities. The Fund may also engage in when-issued and forward-settling securities (such as to-be-announced (“TBA”) mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued or settled at a later date.
The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. As part of the investment process, the Portfolio Managers analyze individual issues (including an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning). As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific environmental, social and governance factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
Although it may invest in securities of any maturity, the Fund normally seeks to maintain an average portfolio duration of three years or less.
The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), if the investment companies invest principally in the types of investments in which the Fund may invest directly.
In an effort to achieve its goal, the Fund may engage in frequent and active trading.
The Fund normally invests at least 80% of its net assets in bonds and other debt securities and other investment companies that provide investment exposure to such debt securities. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Neuberger Total Return Bond ETF (NBTR) | Neuberger Total Return Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests in a diversified mix of debt securities, which primarily include government bonds, corporate bonds, mortgage-backed securities and asset-backed securities.
The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; mortgage-backed and asset-backed securities; inflation-linked debt securities; loans; municipal securities; collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); foreign securities, including emerging markets; securities issued by supranational entities (e.g., World Bank, IMF); and commercial paper. Securities in which the Fund may invest may be issued by domestic and foreign governments, corporate entities and trusts and may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest from the time of issuance. The Fund may also engage in when-issued and forward-settling securities (such as to be-announced (“TBA”) mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued or settled at a later date. The Fund may enter into a TBA agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the securities set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities.
The debt instruments in which the Fund invests primarily are investment grade, however the Fund may invest up to 30% of its total assets in below-investment grade instruments (commonly known as “junk bonds”). The Fund considers debt securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to currencies, interest rates, inflation, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.
The Fund normally will not invest more than 15% of its total assets in non-U.S. dollar denominated securities and, through hedging strategies, will attempt to limit its exposure to currencies other than the U.S. dollar to 5% of its total assets.
Additionally, the Fund may invest in preferred securities. The Fund may also invest a significant amount of its assets in U.S. Treasury securities or other money market instruments depending on market conditions.
The Fund normally seeks to maintain its target average duration within two years of the average duration of the bonds in the Bloomberg U.S. Aggregate Bond Index.
In an effort to achieve its goal, the Fund may engage in active and frequent trading.
The Fund normally invests at least 80% of its net assets in bonds and other debt securities and other investment companies that provide investment exposure to such debt securities. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.
Investment Philosophy and Process
The Portfolio Managers’ investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the strengths of its fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Portfolio Managers employ an integrated investment process in managing the Fund.
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Portfolio Strategy: The Portfolio Managers establish an asset allocation framework for the Fund which determines the specific sector allocations (e.g., investment grade, securitized assets, government, high yield, emerging markets debt, bank loans) for the Fund with the objective of capturing the best relative value among different sectors. The inputs to the asset allocation framework include both quantitative and qualitative factors, including the macroeconomic views of the Portfolio Managers, current market conditions, the Portfolio Managers’ assessment of sector valuations, credit analysis, duration/yield curve positioning, current exposures to sectors, countries and currencies, and the Portfolio Managers’ assessment of macro-opportunities. The Portfolio Managers’ asset allocation framework is dynamic and allocation adjustments are made by the Portfolio Managers’ based on an assessment of the changes in the quantitative and qualitative factors.
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Strategy Implementation: Once the Portfolio Managers establish an asset allocation framework for the Fund, the Portfolio Managers select securities within each sector allocation by employing bottom-up security analysis utilizing the research generated by the internal credit research teams that are specialists in particular sectors based on, among other things, an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning.
The investment process utilizes both third-party data as well as internally generated data, including those produced by internal credit research teams that are specialists in particular sectors. Research generated by the internal credit research teams is derived from a variety of sources (e.g., financial and economic data, company disclosed data, market data, discussions with company management). As part of their fundamental investment analysis, the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific environmental, social and governance factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund may purchase securities if the Portfolio Managers’ outlook suggests a security is undervalued and may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment or the market changes (e.g. where the outlook suggests a security is overvalued by the market). The goal is to identify and evaluate investment opportunities that others may have missed.